Notes to the consolidated statements of cash flows - Financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of cash flows
Beginning balance	€ 28,892	€ 55,276
Cash flows	(6,439)	(29,913)
Disposals		(943)
New leases	17,241	2,763
Accrued interest		1,444
Paid Interest	2,218	96
Foreign Exchange Movements	174	169
Ending balance	42,086	28,892
Lease liabilities
Notes to the consolidated statements of cash flows
Beginning balance	28,892	30,087
Cash flows	(6,439)	(4,913)
Disposals		(943)
New leases	17,241	2,763
Paid Interest	2,218	1,729
Foreign Exchange Movements	174	169
Ending balance	€ 42,086	28,892
EIB loan
Notes to the consolidated statements of cash flows
Beginning balance		25,189
Cash flows		(25,000)
Accrued interest		1,444
Paid Interest		€ (1,633)